Property and equipment, net - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, net
Depreciation expense	$ 1,059	$ 1,363	$ 1,512
Cost of revenues
Property and equipment, net
Depreciation expense	6	6	11
Research and development
Property and equipment, net
Depreciation expense	124	108	199
Sales and marketing expenses
Property and equipment, net
Depreciation expense	504	582	838
General and administrative expenses
Property and equipment, net
Depreciation expense	$ 425	$ 667	$ 464